Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Vested Options and Warrants	77,778	51,224